Leases (Details) - Schedule of right-of-use assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
Balance at beginning of year	$ 332	$ 304
Additions during year			$ 304
Foreign currency translation reserve	(4)	28
Balance at end of year	328	332	304
Cost [Member] | Offices [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
Balance at beginning of year	332	304
Additions during year			304
Foreign currency translation reserve	(4)	28
Balance at end of year	328	332	304
Accumulated depreciation [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
Balance at beginning of year	124	16
Additions during year	106	99	16
Foreign currency translation reserve	(3)	9
Balance at end of year	227	124	16
Accumulated depreciation [Member] | Offices [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
Balance at beginning of year	124	16
Additions during year	106	99	16
Foreign currency translation reserve	(3)	9
Balance at end of year	227	124	16
Net Book Value [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
Balance at end of year	101	208	288
Net Book Value [Member] | Offices [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
Balance at end of year	$ 101	$ 208	$ 288